OTHER NON-FINANCIAL ASSETS AND NON-FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information About Other Non Financial Assets And Non Financial Liabilities [Abstract]
Disclosure Of Detailed Information About Other Non Financial Assets And Non Financial Liabilities [Text Block]
	12-31-2024	12-31-2023
Current non-financial assets	ThU.S.$	ThU.S.$
Roads to amortize, current	64,020	58,464
Prepayment to amortize (insurance and others)	36,800	14,001
Recoverable taxes (related to purchases)	146,774	167,086
Other current non-financial assets	13,498	703
Total	261,092	240,254

	12-31-2024	12-31-2023
Non-current non-financial assets	ThU.S.$	ThU.S.$
Roads to amortize, non-current	56,499	67,701
Guarantee values	2,676	3,391
Recoverable taxes	6,486	6,221
Other non-current non-financial assets	19,375	21,861
Total	85,036	99,174

	12-31-2024	12-31-2023
Current non-financial liabilities	ThU.S.$	ThU.S.$
Provision of minimum dividend (1)	114,359	2,283
ICMS, PIS-COFINS and other tax payables - Brazil	21,925	23,180
Other tax payable	23,093	19,118
Other Current non-financial liabilities	6,212	5,567
Total	165,589	50,148

(1)	In 2024 correspond mainly to the minimum dividend provision of owners of the parent company (see Note 26).

	12-31-2024	12-31-2023
Non-current non-financial liabilities	ThU.S.$	ThU.S.$
ICMS and other tax payable - Brazil	35,630	58,069
Other non-current non-financial liabilities	1,382	5,521
Total	37,012	63,590